Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Cost of inventories recognised as expense	$ 232,624,000	$ 87,416,000
Provision for inventory write down	$ 13,282,000	$ 4,182,000